Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and other investments [Abstract]
Schedule of Cash and cash equivalents
	December 31,
	2022	2021

Cash	$4,040,351	$2,065,311
Cash equivalents (1)	17,506,035	13,064,881
	$21,546,386	$15,130,192

(1)	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.